Income Tax - Disclosure Of Analysis Other Comprehensive Income By Item (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
Foreign exchange variation of investees located abroad, Before tax	R$ 6,823	R$ 18,645	R$ 2,034
Foreign exchange variation of investees located abroad, (Charge) / Credit	0	0	0
Foreign exchange variation of investees located abroad, After tax	6,823	18,645	2,034
Gains (losses) on net investment hedge, Before tax	(10,543)	(26,508)	(3,124)
Gains (losses) on net investment hedge, (Charge) / Credit	3,410	9,013	738
Gains (losses) on net investment hedge, After tax	(7,133)	(17,495)	(2,386)
Changes in the fair value of financial assets at fair value, Before tax	1,058	6,727	275
Changes in the fair value of financial assets at fair value, (Charge) / Credit	(360)	(2,567)	(65)
Changes in the fair value of financial assets at fair value, After tax	698	4,160	210
Other comprehensive income, before tax	(2,662)	(1,136)	(815)
Income tax relating to components of other comprehensive income	3,051	6,446	673
Other comprehensive income	R$ 388	R$ 5,310	R$ (142)